Related party transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 10,167	$ 11,205
Total employee benefits recognized in general and administrative expenses, employee benefit plan expenses, and share-based payments	$ 49,200	$ 39,900